Long term debt (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2013 Final Settlements [Member]	Mar. 01, 2013 Settlements Of Debt [Member]	Dec. 31, 2012 Settlements Of Debt [Member]	Dec. 10, 2012 Settlements Of Debt [Member]	Dec. 31, 2012 Merck and Co Inc [Member]	Dec. 31, 2010 Merck and Co Inc [Member]	Dec. 31, 2013 Merck and Co Inc [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 100,000
Line of Credit Facility, Annual Borrowing Capacity									25,000
Long-term debt						50,000
Interest on Debt Instrument Forgiven					718	2,164
Repayment of long-term debt (note 11)	13,000	7,000		13,000	7,000
Gain on settlement of debt (note 10)	20,834	11,218	20,834		11,218
Debt Instrument, Interest Rate Terms	LIBOR, which resets annually, plus 8%
Debt Instrument Settlement Amount						20,000
Extinguishment of Debt, Amount					17,500
Proceeds from Lines of Credit							$ 25,000	$ 25,000